Expense Example	Jul. 31, 2026 USD ($)
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	2,060
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Service Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,380
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,198
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	801
Expense Example, with Redemption, 5 Years	1,406
Expense Example, with Redemption, 10 Years	3,040
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
RS Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	$ 2,077